Loans, Impaired Loans, and Allowance for Credit Losses	3 Months Ended
Jan. 31, 2020
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Loans, Impaired Loans, and Allowance for Credit Losses

NOTE 6:  LOANS, IMPAIRED LOANS, AND ALLOWANCE FOR CREDIT LOSSES

The following table provides the gross carrying amounts of loans and credit risk exposures on loan commitments and financial guarantee contracts by internal risk ratings for credit risk management purposes, presenting separately those that are subject to Stage 1, Stage 2, and Stage 3 allowances.

Loans by Risk Ratings

(millions of Canadian dollars)										As at
	January 31, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Residential mortgages[1,2,3]
Low Risk	$184,100	$56	$	n/a	$184,156	$181,748	$77	$	n/a	$181,825
Normal Risk	44,383	292		n/a	44,675	43,988	248		n/a	44,236
Medium Risk	5,847	461		n/a	6,308	5,817	433		n/a	6,250
High Risk	1,031	1,494		279	2,804	964	1,454		366	2,784
Default	n/a	n/a		617	617	n/a	n/a		545	545

Total	235,361	2,303		896	238,560	232,517	2,212		911	235,640

Allowance for loan losses	30	28		56	114	28	26		56	110

Loans, net of allowance	235,331	2,275		840	238,446	232,489	2,186		855	235,530
Consumer instalment and other personal[4]
Low Risk	92,920	965		n/a	93,885	92,601	953		n/a	93,554
Normal Risk	46,441	927		n/a	47,368	46,878	973		n/a	47,851
Medium Risk	27,461	904		n/a	28,365	27,576	879		n/a	28,455
High Risk	7,212	2,610		571	10,393	6,971	2,435		618	10,024

Default	n/a	n/a		492	492	n/a	n/a		450	450

Total	174,034	5,406		1,063	180,503	174,026	5,240		1,068	180,334

Allowance for loan losses	698	407		185	1,290	690	384		175	1,249

Loans, net of allowance	173,336	4,999		878	179,213	173,336	4,856		893	179,085
Credit card
Low Risk	7,549	37		n/a	7,586	7,188	48		n/a	7,236
Normal Risk	10,984	85		n/a	11,069	10,807	82		n/a	10,889
Medium Risk	11,220	280		n/a	11,500	11,218	275		n/a	11,493
High Risk	4,785	1,713		383	6,881	4,798	1,670		355	6,823

Default	n/a	n/a		133	133	n/a	n/a		123	123

Total	34,538	2,115		516	37,169	34,011	2,075		478	36,564

Allowance for loan losses	743	565		367	1,675	732	521		322	1,575

Loans, net of allowance	33,795	1,550		149	35,494	33,279	1,554		156	34,989
Business and government[1,2,3,5]
Investment grade or Low/Normal Risk	122,964	187		n/a	123,151	120,940	153		n/a	121,093
Non-Investment grade or Medium Risk	122,818	5,177		n/a	127,995	119,256	5,298		n/a	124,554
Watch and classified or High Risk	1,001	4,753		110	5,864	951	4,649		158	5,758

Default	n/a	n/a		912	912	n/a	n/a		730	730

Total	246,783	10,117		1,022	257,922	241,147	10,100		888	252,135

Allowance for loan losses	678	653		273	1,604	672	648		193	1,513

Loans, net of allowance	246,105	9,464		749	256,318	240,475	9,452		695	250,622

Total loans[5,6]	690,716	19,941		3,497	714,154	681,701	19,627		3,345	704,673

Total allowance for loan losses[6]	2,149	1,653		881	4,683	2,122	1,579		746	4,447

Total loans, net of allowance[5,6]	$688,567	$18,288		$2,616	$709,471	$679,579	$18,048		$2,599	$700,226
[1]

As at January 31, 2020, impaired loans with a balance of $140 million (October 31, 2019 – $127 million) did not have a related allowance for loan losses. An allowance was not required for these loans as the balance relates to loans where the realizable value of the collateral exceeded the loan amount.

[2]

As at January 31, 2020, excludes trading loans and non-trading loans at fair value through profit or loss (FVTPL) with a fair value of $13 billion (October 31, 2019 – $12 billion) and $2 billion (October 31, 2019 – $2 billion), respectively.

[3]	As at January 31, 2020, includes insured mortgages of $87 billion (October 31, 2019 – $88 billion).
[4]	As at January 31, 2020, includes Canadian government-insured real estate personal loans of $13 billion (October 31, 2019 – $13 billion).
[5]

As at January 31, 2020, includes loans that are measured at FVOCI of $2 billion (October 31, 2019 – $2 billion) and customers' liability under acceptances of $14 billion (October 31, 2019 – $13 billion).

[6]

As at January 31, 2020, Stage 3 includes acquired credit-impaired (ACI) loans of $290 million (October 31, 2019 – $313 million) and a related allowance for loan losses of $10 million (October 31, 2019 – $12 million), which have been included in the "Default" risk rating category as they were impaired at acquisition.

Loans by Risk Ratings – Off-Balance Sheet Credit Instruments[1]
(millions of Canadian dollars)										As at
				January 31, 2020					October 31, 2019
	Stage 1	Stage 2		Stage 3	Total	Stage 1	Stage 2		Stage 3	Total
Retail Exposures[2]
Low Risk	$232,110	$734	$	n/a	$232,844	$227,757	$732	$	n/a	$228,489
Normal Risk	69,002	581		n/a	69,583	67,245	570		n/a	67,815
Medium Risk	13,713	301		n/a	14,014	13,204	277		n/a	13,481
High Risk	1,855	879		–	2,734	1,869	854		–	2,723
Default	n/a	n/a		–	–	n/a	n/a		–	–
Non-Retail Exposures[3]
Investment grade	182,138	–		n/a	182,138	179,650	–		n/a	179,650
Non-Investment grade	66,868	3,916		n/a	70,784	64,553	3,397		n/a	67,950
Watch and classified	14	2,266		–	2,280	2	2,126		–	2,128

Default	n/a	n/a		297	297	n/a	n/a		108	108
Total off-balance sheet credit instruments	565,700	8,677		297	574,674	554,280	7,956		108	562,344
Allowance for off-balance sheet credit instruments	317	278		18	613	293	277		15	585
Total off-balance sheet credit instruments, net of allowance	$565,383	$8,399		$279	$574,061	$553,987	$7,679		$93	$561,759
[1]	Exclude mortgage commitments.
[2]

As at January 31, 2020, includes $318 billion (October 31, 2019 – $311 billion) of personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank's discretion at any time.

[3]	As at January 31, 2020, includes $42 billion (October 31, 2019 – $41 billion) of the undrawn component of uncommitted credit and liquidity facilities.

The changes to the Bank's allowance for loan losses, as at and for the three months ended January 31, 2020 and January 31, 2019, are shown in the following tables.

Allowance for Loan Losses[1]

(millions of Canadian dollars)	For the three months ended
	January 31, 2020				January 31, 2019
	Stage 1	Stage 2	Stage 3 [2]	Total	Stage 1	Stage 2	Stage 3 [2]	Total
Residential Mortgages
Balance at beginning of period	$28	$26	$56	$110	$24	$34	$52	$110
Provision for credit losses
Transfer to Stage 1[3]	6	(6)	–	–	13	(12)	(1)	–
Transfer to Stage 2	(1)	4	(3)	–	(1)	3	(2)	–
Transfer to Stage 3	–	(3)	3	–	(1)	(2)	3	–
Net remeasurement due to transfers[4]	(3)	2	–	(1)	(4)	1	–	(3)
New originations or purchases[5]	5	n/a	–	5	3	n/a	–	3
Net repayments[6]	–	–	–	–	–	(1)	–	(1)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(1)	(1)	(5)	(7)	(1)	(1)	(4)	(6)
Changes to risk, parameters, and models[8]	(4)	6	11	13	(8)	8	11	11
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(7)	(7)	–	–	(7)	(7)
Recoveries	–	–	1	1	–	–	–	–
Foreign exchange and other adjustments	–	–	–	–	–	–	–	–
Balance at end of period	$30	$28	$56	$114	$25	$30	$52	$107
Consumer Instalment and Other Personal
Balance, including off-balance sheet instruments, at beginning of period	$717	$417	$175	$1,309	$599	$392	$180	$1,171
Provision for credit losses
Transfer to Stage 1[3]	84	(78)	(6)	–	83	(78)	(5)	–
Transfer to Stage 2	(36)	48	(12)	–	(29)	39	(10)	–
Transfer to Stage 3	(3)	(36)	39	–	(5)	(52)	57	–
Net remeasurement due to transfers[4]	(35)	43	3	11	(34)	40	3	9
New originations or purchases[5]	78	n/a	–	78	66	n/a	–	66
Net repayments[6]	(24)	(8)	(3)	(35)	(21)	(7)	(3)	(31)
Derecognition of financial assets (excluding disposals and write-offs)[7]	(21)	(11)	(5)	(37)	(20)	(26)	(15)	(61)
Changes to risk, parameters, and models[8]	(33)	64	256	287	(41)	106	222	287
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(342)	(342)	–	–	(306)	(306)
Recoveries	–	–	79	79	–	–	60	60
Foreign exchange and other adjustments	1	1	1	3	–	(1)	–	(1)
Balance, including off-balance sheet instruments, at end of period	728	440	185	1,353	598	413	183	1,194
Less: Allowance for off-balance sheet instruments[9]	30	33	–	63	25	43	–	68
Balance at end of period	$698	$407	$185	$1,290	$573	$370	$183	$1,126
Credit Card[10]
Balance, including off-balance sheet instruments, at beginning of period	$934	$673	$322	$1,929	$819	$580	$341	$1,740
Provision for credit losses
Transfer to Stage 1[3]	161	(155)	(6)	–	199	(141)	(58)	–
Transfer to Stage 2	(55)	68	(13)	–	(56)	71	(15)	–
Transfer to Stage 3	(8)	(133)	141	–	(8)	(167)	175	–
Net remeasurement due to transfers[4]	(62)	84	12	34	(56)	79	14	37
New originations or purchases[5]	35	n/a	–	35	30	n/a	–	30
Net repayments[6]	70	7	12	89	39	2	(35)	6
Derecognition of financial assets (excluding disposals and write-offs)[7]	(25)	(29)	(103)	(157)	(20)	(21)	(64)	(105)
Changes to risk, parameters, and models[8]	(101)	210	369	478	(80)	233	377	530
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(452)	(452)	–	–	(418)	(418)
Recoveries	–	–	84	84	–	–	71	71
Foreign exchange and other adjustments	3	3	1	7	(2)	(1)	1	(2)
Balance, including off-balance sheet instruments, at end of period	952	728	367	2,047	865	635	389	1,889
Less: Allowance for off-balance sheet instruments[9]	209	163	–	372	469	323	–	792
Balance at end of period	$743	$565	$367	$1,675	$396	$312	$389	$1,097
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes allowance for loan losses related to ACI loans.
[3]	Transfers represent stage transfer movements prior to expected credit loss (ECL) remeasurement.
[4]	Represents the remeasurement between twelve-month and lifetime ECLs due to stage transfers, excluding the change to risk, parameters, and models.
[5]	Represents the increase in the allowance resulting from loans that were newly originated, purchased, or renewed.
[6]	Represents the changes in the allowance related to cash flow changes associated with new draws or repayments on loans outstanding.
[7]	Represents the decrease in the allowance resulting from loans that were fully repaid and excludes the decrease associated with loans that were disposed or fully written off.
[8]	Represents the change in the allowance related to changes in risk including changes to macroeconomic factors, level of risk, associated parameters, and models.
[9]	The allowance for loan losses for off-balance sheet instruments is recorded in Other liabilities on the Consolidated Balance Sheet.
[10]

Credit cards are considered impaired and migrate to Stage 3 when they are 90 days past due and written off at 180 days past due. Refer to Note 2 of the Bank's 2019 Annual Consolidated Financial Statements for further details.

Allowance for Loan Losses (continued)[1,2]
(millions of Canadian dollars)	For the three months ended
	January 31, 2020				January 31, 2019
	Stage 1	Stage 2	Stage 3 [3]	Total	Stage 1	Stage 2	Stage 3 [3]	Total
Business and Government
Balance, including off-balance sheet instruments, at beginning of period	$736	$740	$208	$1,684	$736	$690	$131	$1,557
Provision for credit losses
Transfer to Stage 1[4]	42	(41)	(1)	–	44	(42)	(2)	–
Transfer to Stage 2	(24)	29	(5)	–	(30)	32	(2)	–
Transfer to Stage 3	(9)	(60)	69	–	(1)	(25)	26	–
Net remeasurement due to transfers[4]	(18)	34	(3)	13	(13)	20	1	8
New originations or purchases[4]	110	n/a	–	110	109	n/a	–	109
Net repayments[4]	(8)	(8)	(8)	(24)	7	(12)	(4)	(9)
Derecognition of financial assets (excluding disposals and write-offs)[4]	(81)	(109)	(40)	(230)	(94)	(110)	(12)	(216)
Changes to risk, parameters, and models[4]	6	147	104	257	(33)	153	66	186
Disposals	–	–	–	–	–	–	–	–
Write-offs	–	–	(47)	(47)	–	–	(35)	(35)
Recoveries	–	–	18	18	–	–	11	11
Foreign exchange and other adjustments	2	3	(4)	1	–	(1)	(2)	(3)
Balance, including off-balance sheet instruments, at end of period	756	735	291	1,782	725	705	178	1,608
Less: Allowance for off-balance sheet instruments[4]	78	82	18	178	79	124	6	209
Balance at end of period	678	653	273	1,604	646	$581	$172	1,399
Total Allowance for Loan Losses at end of period	$2,149	$1,653	$881	$4,683	$1,640	$1,293	$796	$3,729
[1]	Certain comparative amounts have been reclassified to conform with the presentation adopted in the current period.
[2]	Includes the allowance for loan losses related to customers' liability under acceptances.
[3]	Includes allowance for loan losses related to ACI loans.
[4]	For explanations regarding this line item, refer to the "Allowance for Loan Losses" table on the previous page in this Note.

The allowance for credit losses on all remaining financial assets is not significant.

FORECLOSED ASSETS

Foreclosed assets are repossessed non-financial assets where the Bank gains title, ownership, or possession of individual properties, such as real estate properties, which are managed for sale in an orderly manner with the proceeds used to reduce or repay any outstanding debt. The Bank does not generally occupy foreclosed properties for its business use. The Bank predominantly relies on third-party appraisals to determine the carrying value of foreclosed assets. Foreclosed assets held-for-sale were $114 million as at January 31, 2020 (October 31, 2019 – $121 million), and were recorded in Other assets on the Interim Consolidated Balance Sheet.

LOANS PAST DUE BUT NOT IMPAIRED

A loan is classified as past due when a borrower has failed to make a payment by the contractual due date. The following table summarizes loans that are contractually past due but not impaired as at January 31, 2020 and October 31, 2019.

Loans Past Due but not Impaired[1,2]
(millions of Canadian dollars)								As at
	January 31, 2020				October 31, 2019
	1-30 days	31-60 days	61-89 days	Total	1-30 days	31-60 days	61-89 days	Total
Residential mortgages	$1,485	$379	$162	$2,026	$1,709	$404	$111	$2,224
Consumer instalment and other personal	6,295	854	296	7,445	6,038	845	266	7,149
Credit card	1,335	343	229	1,907	1,401	351	229	1,981

Business and government	1,266	626	123	2,015	1,096	858	60	2,014
Total	$10,381	$2,202	$810	$13,393	$10,244	$2,458	$666	$13,368
[1]	Includes loans that are measured at FVOCI.
[2]	Balances exclude ACI loans.